Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from January 1 to April 24, 2023, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Construction of the Dos Bocas Refinery		Strengthening of financial position	Strengthening of Fertilizers chain
January 19	Ps.	—	—	600,000
January 30	—		—	600,000
February 23	—		6,000,000	—
March 16	10,500,000		—	—
Total	Ps.	10,500,000	6,000,000	1,200,000